Long-Term Debt - Other - Additional Information (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018 USD ($) term_loan	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) term_loan	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Carrying amount of debt	$ 1,918,562		$ 1,918,562		$ 1,810,374
Weighted-average interest rate for the Partnership's long-term debt outstanding	4.17%		4.17%		3.34%
Foreign exchange gains (losses)	$ 1,445	$ (5,104)	$ 8,615	$ (24,497)
Line of credit facility, borrowing capacity, reduction for remainder of year	59,400		59,400
Line of credit facility, borrowing capacity, reduction in year two	134,700		134,700
Line of credit facility, borrowing capacity, reduction in year three	590,200		590,200
Line of credit facility, borrowing capacity, reduction in year four	409,900		409,900
Line of credit facility, borrowing capacity, reduction in year five	85,800		85,800
Aggregate annual long-term debt principal repayments, thereafter	$ 638,600		$ 638,600
Number of loan facilities | term_loan	8		8
Long-term debt	$ 1,900,222		$ 1,900,222		$ 1,797,992
Minimum
Debt Instrument [Line Items]
Variable interest rate on debt			0.30%
Minimum | Vessel
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	122.00%		122.00%
Maximum
Debt Instrument [Line Items]
Variable interest rate on debt			3.25%
Maximum | Vessel
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	190.00%		190.00%
Other U.S. Dollar-denominated loan
Debt Instrument [Line Items]
Carrying amount of debt	$ 3,300		$ 3,300		10,000
Long-term Debt
Debt Instrument [Line Items]
Carrying amount of debt	1,140,299		$ 1,140,299		$ 935,286
Long-term Debt | LIBOR | Minimum
Debt Instrument [Line Items]
Variable interest rate on debt			0.30%
Long-term Debt | LIBOR | Maximum
Debt Instrument [Line Items]
Variable interest rate on debt			3.25%
Require Minimum Vessel Value To Outstanding Loan Principal Balance Ratios
Debt Instrument [Line Items]
Long-term debt	$ 316,600		$ 316,600
Require Minimum Vessel Value To Outstanding Loan Principal Balance Ratios | Minimum
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	110.00%		110.00%
Require Minimum Vessel Value To Outstanding Loan Principal Balance Ratios | Maximum
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	135.00%		135.00%
Teekay Nakilat Joint Venture
Debt Instrument [Line Items]
Percentage of ownership interest			70.00%
Joint venture co-owned noncontrolling interest percentage	30.00%		30.00%
Teekay Nakilat Joint Venture Loan
Debt Instrument [Line Items]
Variable interest rate on debt			1.00%